Other Balance Sheet Components - Accrued Compensation and Related Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Balance Sheet Components
Accrued payroll	$ 380	$ 41
Accrued vacation	244
Accrued commissions	39	121
Accrued bonus		647
Accrued payroll taxes	26	356
Other accrued benefits		84
Total accrued compensation and related benefit	$ 689	$ 1,249